Leases - Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Operating cash flows from operating leases	$ 305		$ 610
Right-of-use assets exchanged for operating lease liabilities	$ 5,373		$ 5,373
FaceBank Group, Inc Pre-Merger [Member]
Operating cash flows from operating leases		$ 75,000		$ 281,000
Right-of-use assets exchanged for operating lease liabilities		$ 125,000		$ 3,719,000
Weighted-average remaining lease term - operating leases (in years)		4 months 24 days		7 years 9 months 18 days
Weighted-average discount rate - operating leases		0.80%		8.00%